Small Business Lending Fund (Q2) (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 06, 2017	Jan. 30, 2017	Feb. 04, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)				0		0		0	12,000
Preferred stock, dividend rate (as a percent)			9.00%					9.00%		1.00%
Preferred stock dividends				$ 0	$ 0	$ 0	$ 195,000	$ 195,000	$ 1,022,000	$ 120,000
Proceeds from issuance of common stock						1,079,979	37,591,479	37,852,113	803,957
Payments for redemption of preferred stock	$ 12,000,000
Payment of dividends on preferred stock	$ 195,000					$ 0	$ 195,000	$ 195,000	$ 752,000
SBLF Program [Member]
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)										12,000	12,000
Share price (in dollars per share)										$ 1,000	$ 1,000
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in public offering (in shares)		2,010,084
Proceeds from issuance of common stock		$ 33,200,000